CONSOLIDATED STATEMENTS OF EQUITY AND COMPREHENSIVE INCOME (USD $)	Total	Employee	Non Employee	Ordinary shares	Ordinary shares Employee	Ordinary shares Non Employee	Additional paid-in capital	Additional paid-in capital Employee	Additional paid-in capital Non Employee	Acumulated other comprehensive income (loss)	Retained earnings	Total China Finance Online Co. Limited shareholders' equity	Total China Finance Online Co. Limited shareholders' equity Employee	Total China Finance Online Co. Limited shareholders' equity Non Employee	Non controlling interest	Total comprehensive income(loss)
Beginning Balance at Dec. 31, 2008	$ 96,942,355			$ 14,206			$ 67,340,543			$ 6,448,078	$ 23,139,528	$ 96,942,355
Beginning Balance (in shares) at Dec. 31, 2008				110,014,433
Exercise of share options (in shares)					185,730	50,000
Exercise of share options		181,381	8,000		24	7		181,357	7,993				181,381	8,000
Share-based compensation	6,600,716						6,600,716					6,600,716
Acquisition of CFO Securities Consulting	261,660														261,660
Foreign currency translation adjustment	(105,313)									(105,313)		(105,313)				(105,313)
Net income (loss)	(6,221,874)										(6,219,743)	(6,219,743)			(2,131)	(6,221,874)
Comprehensive income (loss) net Of tax including portion attributable to noncontrolling interest																(6,327,187)
Ending Balance at Dec. 31, 2009	97,666,925			14,237			74,130,609			6,342,765	16,919,785	97,407,396			259,529
Ending Balance (in shares) at Dec. 31, 2009				110,250,163
Exercise of share options (in shares)					637,720
Exercise of share options		717,257			82			717,175					717,257
Share-based compensation	4,519,671						4,504,806					4,504,806			14,865
Acquisition of noncontrolling interest of CFO Securities Consulting	(383,126)						(377,893)					(377,893)			(5,233)
Foreign currency translation adjustment	1,688,217									1,688,217		1,688,217				1,688,217
Net income (loss)	1,634,159										1,960,122	1,960,122			(325,963)	1,634,159
Comprehensive income (loss) net Of tax including portion attributable to noncontrolling interest																3,322,376
Ending Balance at Dec. 31, 2010	105,843,103			14,319			78,974,697			8,030,982	18,879,907	105,899,905			(56,802)
Ending Balance (in shares) at Dec. 31, 2010				110,887,883
Exercise of share options (in shares)					47,500
Exercise of share options		22,025			6			22,019					22,025
Share-based compensation	1,538,802						1,449,862					1,449,862			88,940
Net unrealized losses on available-for-sale securities, net of tax effects of $(5,728)	(32,457)									(32,457)		(32,457)				(32,457)
Foreign currency translation adjustment	2,928,723									2,928,723		2,928,723				2,928,723
Net income (loss)	(19,463,955)										(19,326,909)	(19,326,909)			(137,046)	(19,463,955)
Comprehensive income (loss) net Of tax including portion attributable to noncontrolling interest																(16,567,689)
Ending Balance at Dec. 31, 2011	$ 90,836,241			$ 14,325			$ 80,446,578			$ 10,927,248	$ (447,002)	$ 90,941,149			$ (104,908)
Ending Balance (in shares) at Dec. 31, 2011				110,935,383